Commitments and Contingencies (Details) £ in Millions				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 18, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 06, 2022 shares	Oct. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Jan. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Sep. 27, 2022 GBP (£)	Jan. 04, 2022 USD ($) shares
Commitments and Contingencies [Line Items]
Security deposit required to maintain					$ 5,564
Rent expense						$ 28,890	$ 17,193	$ 82,771	$ 49,453	$ 66,645	$ 55,246
Common stocks transferred shares (in Shares) | shares			12,345
Aggregate shares purchased shares (in Shares) | shares			7,001													7,001
Interest incurred							$ 0		$ 14,383	14,383
Unpaid banking advisory fees	$ 2,700,000
Unpaid banking advisory fees in form of equity	2,600,000
Transaction expenses	8,500,000
Deferred underwriting fees	1,500,000
Repayments of initial public offering	$ 655,000									655,000
Unpaid invoices, plus interest and costs (in Pounds) | £														£ 1.6	£ 1.6
Damage amount, plus interest													$ 150,000
Rent												$ 9,630
Directors and Officers Liability Insurance [Member]
Commitments and Contingencies [Line Items]
Total expense incurred for upfront, monthly and interest payments										834,856
Interest payments										834,856
Premium finance agreement										0
Convertible Debt [Member]
Commitments and Contingencies [Line Items]
Debt instrument face amount																$ 2,500,000
Fixed annual interest rate					10.00%											10.00%
Convertible Debt [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Debt instrument face amount																$ 2,500,000
Original Lease [Member]
Commitments and Contingencies [Line Items]
Area square feet (in Square Feet) | ft²					2,140
Borrowing rate, percentage					7.73%
Operating lease option to extend					There was no option to extend the Original Lease
Security deposit required to maintain					$ 5,564
Future minimum lease payments					$ 70,313
First Amendment [Member]
Commitments and Contingencies [Line Items]
Future minimum lease payments				$ 51,578						$ 0
Operating lease expiration date				Dec. 31, 2022
Second Amendment [Member]
Commitments and Contingencies [Line Items]
Future minimum lease payments						$ 28,890		$ 28,890
Petra common stock [Member] | Convertible Debt [Member]
Commitments and Contingencies [Line Items]
Common stocks transferred shares (in Shares) | shares			7,001
PremiumFinanceAgreementMember | Directors and Officers Liability Insurance [Member]
Commitments and Contingencies [Line Items]
Debt instrument face amount		$ 825,000
Fixed annual interest rate		3.57%
Monthly payable amount		$ 9,856
Monthly payments		$ 74,428
Number of monthly installments		9
Debt instrument, frequency of periodic payment		monthly
Debt instrument maturity date		Oct. 10, 2022
Upfront payment due		$ 165,000